Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab U.S. TIPS ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF

Post-Effective Amendment No. 105

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated April 27, 2018, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.